UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-5511

Variable Insurance Products Fund II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

This report on Form N-Q relates solely to the Registrant’s Disciplined Small Cap Portfolio, Emerging Markets Portfolio, Index 500 Portfolio and International Capital Appreciation Portfolio series (each, a “Fund” and collectively, the “Funds”).

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

International Capital Appreciation Portfolio

September 30, 2015

1.822576.110
VIPCAP-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 3.0%
Amcor Ltd.	100,791	$937,342
CSL Ltd.	16,591	1,044,125
Ramsay Health Care Ltd.	18,403	759,013
realestate.com.au Ltd.	26,874	841,564
Sydney Airport unit	209,487	880,426
Transurban Group unit	131,986	924,535

TOTAL AUSTRALIA		5,387,005

Bailiwick of Jersey - 2.2%
Delphi Automotive PLC	10,700	813,628
Shire PLC	18,230	1,246,239
Wolseley PLC	15,806	922,468
WPP PLC	51,900	1,080,508

TOTAL BAILIWICK OF JERSEY		4,062,843

Bermuda - 0.4%
Signet Jewelers Ltd.	5,400	735,102
Brazil - 1.3%
BB Seguridade Participacoes SA	128,500	804,158
Cielo SA	86,776	802,424
Qualicorp SA	193,700	725,062

TOTAL BRAZIL		2,331,644

Canada - 3.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	21,100	970,331
Canadian National Railway Co.	22,290	1,265,745
Canadian Pacific Railway Ltd.	7,000	1,004,706
Constellation Software, Inc.	1,750	733,505
Valeant Pharmaceuticals International, Inc. (Canada) (a)	8,150	1,454,725

TOTAL CANADA		5,429,012

Cayman Islands - 1.9%
Alibaba Group Holding Ltd. sponsored ADR	13,230	780,173
TAL Education Group ADR (a)	25,200	810,180
Tencent Holdings Ltd.	104,850	1,767,414

TOTAL CAYMAN ISLANDS		3,357,767

Denmark - 2.0%
Coloplast A/S Series B	12,100	856,578
Novo Nordisk A/S Series B sponsored ADR	35,400	1,920,096
Pandora A/S	7,700	898,305

TOTAL DENMARK		3,674,979

Finland - 0.5%
Sampo Oyj (A Shares)	20,500	991,402
France - 7.8%
Air Liquide SA	10,648	1,257,032
Bureau Veritas SA	35,716	751,687
Capgemini SA	10,200	907,467
Christian Dior SA	4,731	883,096
Dassault Systemes SA	12,900	951,354
Essilor International SA	8,296	1,009,498
Hermes International SCA	2,600	944,203
Ingenico SA	6,967	839,215
Korian	20,971	789,223
L'Oreal SA	7,400	1,282,071
Natixis SA	156,800	865,354
Orpea	9,700	770,312
Publicis Groupe SA	13,271	904,273
Safran SA	13,390	1,006,942
Sodexo SA	10,360	856,644

TOTAL FRANCE		14,018,371

Germany - 5.4%
Axel Springer Verlag AG	12,700	708,414
Bayer AG	15,010	1,919,575
Continental AG	5,100	1,083,330
CTS Eventim AG	20,331	752,416
Fresenius SE & Co. KGaA	14,500	972,138
Gerresheimer AG	10,200	743,572
Henkel AG & Co. KGaA	11,698	1,031,852
ProSiebenSat.1 Media AG	16,760	821,019
Symrise AG	14,100	847,480
Wirecard AG (b)	18,100	863,706

TOTAL GERMANY		9,743,502

Hong Kong - 1.3%
AIA Group Ltd.	286,800	1,491,575
Techtronic Industries Co. Ltd.	221,000	823,900

TOTAL HONG KONG		2,315,475

India - 4.3%
Adani Ports & Special Economic Zone (a)	177,135	810,431
Amara Raja Batteries Ltd. (a)	50,413	795,231
Asian Paints India Ltd.	61,783	794,655
Axis Bank Ltd. (a)	109,713	833,301
HDFC Bank Ltd. (a)	38,024	746,096
Housing Development Finance Corp. Ltd.	62,875	1,166,693
Sun Pharmaceutical Industries Ltd. (a)	68,711	910,605
Tata Consultancy Services Ltd.	23,875	945,202
Titan Co. Ltd. (a)	144,339	702,485

TOTAL INDIA		7,704,699

Ireland - 5.0%
Accenture PLC Class A	8,100	795,906
Allergan PLC (a)	2,863	778,192
CRH PLC	37,700	995,209
Endo Health Solutions, Inc. (a)	12,700	879,856
Fleetmatics Group PLC (a)	15,740	772,677
Kerry Group PLC Class A	11,330	850,129
Kingspan Group PLC (Ireland)	31,000	746,306
Medtronic PLC	12,200	816,668
Paddy Power PLC (Ireland)	6,500	749,552
Perrigo Co. PLC	5,022	789,810
Ryanair Holdings PLC sponsored ADR	10,400	814,320

TOTAL IRELAND		8,988,625

Isle of Man - 0.4%
Playtech Ltd.	61,402	769,559
Israel - 1.6%
Check Point Software Technologies Ltd. (a)	9,500	753,635
Frutarom Industries Ltd.	20,500	774,965
Teva Pharmaceutical Industries Ltd. sponsored ADR	24,400	1,377,624

TOTAL ISRAEL		2,906,224

Italy - 1.7%
Azimut Holding SpA	37,800	810,119
Luxottica Group SpA	13,000	900,960
Mediolanum SpA	105,400	752,576
Recordati SpA	30,200	696,169

TOTAL ITALY		3,159,824

Japan - 5.7%
Astellas Pharma, Inc.	80,500	1,041,999
Dentsu, Inc.	17,600	903,234
Hoya Corp.	27,500	900,677
Kansai Paint Co. Ltd.	60,000	816,025
Keyence Corp.	2,374	1,060,177
M3, Inc.	39,100	777,027
Misumi Group, Inc.	76,400	788,444
Nippon Paint Holdings Co. Ltd.	44,200	773,048
OBIC Co. Ltd.	17,700	809,674
Olympus Corp.	24,400	761,239
SHIMANO, Inc.	6,430	903,388
SK Kaken Co. Ltd.	8,000	780,889

TOTAL JAPAN		10,315,821

Luxembourg - 0.9%
Eurofins Scientific SA	2,500	767,374
Grand City Properties SA	41,500	796,441

TOTAL LUXEMBOURG		1,563,815

Mexico - 1.7%
Grupo Aeroportuario del Pacifico SA de CV Series B	86,800	754,890
Grupo Aeroportuario del Sureste SA de CV Series B	51,350	784,546
Grupo Aeroportuario Norte S.A.B. de CV	144,800	717,966
Megacable Holdings S.A.B. de CV unit	198,996	723,829

TOTAL MEXICO		2,981,231

Netherlands - 1.4%
IMCD Group BV	18,312	630,838
LyondellBasell Industries NV Class A	9,100	758,576
RELX NV	71,613	1,165,897

TOTAL NETHERLANDS		2,555,311

Norway - 0.4%
Schibsted ASA (A Shares)	23,430	794,009
Philippines - 1.9%
Ayala Corp.	54,000	886,997
International Container Terminal Services, Inc.	471,640	756,783
SM Investments Corp.	45,622	869,923
SM Prime Holdings, Inc.	1,936,300	858,073

TOTAL PHILIPPINES		3,371,776

South Africa - 1.2%
Discovery Ltd.	81,700	811,547
Naspers Ltd. Class N	10,980	1,371,191

TOTAL SOUTH AFRICA		2,182,738

Spain - 1.4%
Aena SA	7,570	835,298
Amadeus IT Holding SA Class A	22,530	962,315
Grifols SA ADR	26,400	802,560

TOTAL SPAIN		2,600,173

Sweden - 1.0%
ASSA ABLOY AB (B Shares)	51,580	923,762
Hexagon AB (B Shares)	29,100	887,607

TOTAL SWEDEN		1,811,369

Switzerland - 4.3%
Compagnie Financiere Richemont SA Series A	15,828	1,231,592
Geberit AG (Reg.)	2,790	852,230
Givaudan SA	560	910,733
Novartis AG sponsored ADR	33,940	3,119,763
Partners Group Holding AG	2,260	765,817
Sika AG (Bearer)	260	802,729

TOTAL SWITZERLAND		7,682,864

Taiwan - 1.5%
Largan Precision Co. Ltd.	10,400	806,910
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	91,300	1,894,475

TOTAL TAIWAN		2,701,385

Thailand - 0.5%
Airports of Thailand PCL (For. Reg.)	107,600	834,826
Turkey - 0.4%
TAV Havalimanlari Holding A/S	96,000	753,632
United Arab Emirates - 0.5%
DP World Ltd.	39,848	846,372
United Kingdom - 16.2%
Aon PLC	8,530	755,843
Ashtead Group PLC	62,600	880,693
Auto Trader Group PLC	142,900	733,039
BCA Marketplace PLC	287,300	742,102
Berkeley Group Holdings PLC	15,000	757,888
Bunzl PLC	31,958	855,697
Burberry Group PLC	40,600	840,193
Capita Group PLC	49,200	891,639
Close Brothers Group PLC	33,400	754,351
Compass Group PLC	66,882	1,065,381
Dignity PLC	19,166	689,462
Diploma PLC	83,289	837,870
easyJet PLC	28,800	774,189
EMIS Group PLC	47,200	749,719
Essentra PLC	67,475	802,292
Halma PLC	70,800	772,746
Hargreaves Lansdown PLC	46,400	847,213
Howden Joinery Group PLC	104,652	770,189
InterContinental Hotel Group PLC	25,500	883,433
Intertek Group PLC	21,380	786,248
ITV PLC	237,754	884,769
JUST EAT Ltd. (a)	127,859	793,790
London Stock Exchange Group PLC	24,390	892,514
Mondi PLC	41,300	864,051
Moneysupermarket.com Group PLC	156,316	799,259
Persimmon PLC	26,100	792,814
Prudential PLC	68,067	1,435,978
Reckitt Benckiser Group PLC	15,130	1,372,077
Rightmove PLC	13,416	740,364
Schroders PLC	19,600	831,680
Sophos Group PLC (a)(b)	74,641	263,652
St. James's Place Capital PLC	65,805	846,145
Standard Life PLC	162,853	955,368
The Restaurant Group PLC	74,173	757,385
Whitbread PLC	12,749	900,273

TOTAL UNITED KINGDOM		29,320,306

United States of America - 17.3%
A.O. Smith Corp.	11,513	750,532
Adobe Systems, Inc. (a)	9,300	764,646
Amphenol Corp. Class A	14,760	752,170
Apple, Inc.	7,020	774,306
AutoZone, Inc. (a)	988	715,144
Cerner Corp. (a)	12,520	750,699
Cognizant Technology Solutions Corp. Class A (a)	12,430	778,242
Domino's Pizza, Inc.	7,000	755,370
Ecolab, Inc.	7,110	780,109
Facebook, Inc. Class A (a)	8,800	791,120
Fidelity National Information Services, Inc.	11,400	764,712
Fiserv, Inc. (a)	8,936	773,947
FleetCor Technologies, Inc. (a)	5,700	784,434
Gartner, Inc. Class A (a)	8,480	711,726
Google, Inc. Class C	1,265	769,651
Henry Schein, Inc. (a)	5,630	747,214
Home Depot, Inc.	6,730	777,248
International Flavors & Fragrances, Inc.	7,200	743,472
L Brands, Inc.	8,590	774,217
Marriott International, Inc. Class A	11,200	763,840
MasterCard, Inc. Class A	8,160	735,379
McGraw Hill Financial, Inc.	9,311	805,402
McKesson Corp.	3,980	736,419
Mettler-Toledo International, Inc. (a)	2,830	805,814
Middleby Corp. (a)	7,200	757,368
Moody's Corp.	7,920	777,744
NIKE, Inc. Class B	6,830	839,885
O'Reilly Automotive, Inc. (a)	3,260	815,000
PPG Industries, Inc.	8,610	755,011
Priceline Group, Inc. (a)	620	766,853
ServiceMaster Global Holdings, Inc. (a)	21,700	728,035
Sherwin-Williams Co.	3,440	766,363
Starbucks Corp.	13,300	755,972
Stericycle, Inc. (a)	5,480	763,419
The Walt Disney Co.	7,890	806,358
TransDigm Group, Inc. (a)	3,400	722,194
Union Pacific Corp.	8,800	778,008
UnitedHealth Group, Inc.	6,620	767,986
Valspar Corp.	10,290	739,645
Verisk Analytics, Inc. (a)	10,200	753,882
Visa, Inc. Class A	10,700	745,362

TOTAL UNITED STATES OF AMERICA		31,344,898

TOTAL COMMON STOCKS
(Cost $170,733,487)		177,236,559

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Sartorius AG (non-vtg.)
(Cost $324,177)	3,315	787,694

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 0.18% (c)	2,414,047	2,414,047
Fidelity Securities Lending Cash Central Fund, 0.20% (c)(d)	895,701	895,701
TOTAL MONEY MARKET FUNDS
(Cost $3,309,748)		3,309,748
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $174,367,412)		181,334,001
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(634,196)
NET ASSETS - 100%		$180,699,805

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,582
Fidelity Securities Lending Cash Central Fund	15,029
Total	$17,611

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$40,724,894	$32,453,830	$8,271,064	$--
Consumer Staples	5,506,460	4,134,383	1,372,077	--
Financials	21,482,387	14,063,674	7,418,713	--
Health Care	33,975,264	26,534,340	7,440,924	--
Industrials	29,824,046	23,163,447	6,660,599	--
Information Technology	30,611,576	26,029,109	4,582,467	--
Materials	15,899,626	10,802,458	5,097,168	--
Money Market Funds	3,309,748	3,309,748	--	--
Total Investments in Securities:	$181,334,001	$140,490,989	$40,843,012	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$1,703,077
Level 2 to Level 1	$5,693,898

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $175,371,973. Net unrealized appreciation aggregated $5,962,028, of which $16,699,570 related to appreciated investment securities and $10,737,542 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Disciplined Small Cap Portfolio

September 30, 2015

1.837324.109
VDSC-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 14.9%
Auto Components - 2.8%
American Axle & Manufacturing Holdings, Inc. (a)	69,539	$1,386,608
Cooper Tire & Rubber Co.	37,577	1,484,667
Cooper-Standard Holding, Inc. (a)	1,028	59,624
Dana Holding Corp.	83,306	1,322,899
Horizon Global Corp. (a)	5,641	49,754
Metaldyne Performance Group, Inc.	4,855	102,004
Tenneco, Inc. (a)	33,877	1,516,673
Tower International, Inc. (a)	5,802	137,856
		6,060,085
Diversified Consumer Services - 0.6%
Capella Education Co.	7,518	372,291
Grand Canyon Education, Inc. (a)	2,616	99,382
K12, Inc. (a)	34,410	428,060
LifeLock, Inc. (a)(b)	55,322	484,621
		1,384,354
Hotels, Restaurants & Leisure - 3.3%
BJ's Restaurants, Inc. (a)	5,520	237,526
Bloomin' Brands, Inc.	47,505	863,641
Cracker Barrel Old Country Store, Inc. (b)	10,427	1,535,689
DineEquity, Inc.	5,511	505,138
Isle of Capri Casinos, Inc. (a)	57,130	996,347
Jack in the Box, Inc.	18,172	1,399,971
Marriott Vacations Worldwide Corp.	17,032	1,160,560
Ruth's Hospitality Group, Inc.	23,094	375,047
		7,073,919
Household Durables - 1.1%
Bassett Furniture Industries, Inc.	6,331	176,318
CSS Industries, Inc.	365	9,614
Flexsteel Industries, Inc.	20,133	629,156
Helen of Troy Ltd. (a)	5,874	524,548
Hooker Furniture Corp.	1,603	37,735
iRobot Corp. (a)(b)	2,926	85,264
La-Z-Boy, Inc.	35,391	939,985
Ryland Group, Inc.	496	20,252
		2,422,872
Internet & Catalog Retail - 0.0%
PetMed Express, Inc. (b)	1,990	32,039
Leisure Products - 0.6%
Brunswick Corp.	9,100	435,799
Nautilus, Inc. (a)	51,394	770,910
		1,206,709
Media - 0.4%
A.H. Belo Corp. Class A	5,215	25,710
Gray Television, Inc. (a)	34,388	438,791
Saga Communications, Inc. Class A	386	12,973
The McClatchy Co. Class A (a)	29,022	28,151
Time, Inc.	15,097	287,598
		793,223
Multiline Retail - 0.2%
Big Lots, Inc.	10,503	503,304
Specialty Retail - 4.5%
American Eagle Outfitters, Inc. (b)	97,761	1,528,004
Big 5 Sporting Goods Corp.	65,801	683,014
Caleres, Inc.	19,339	590,420
Chico's FAS, Inc.	3,717	58,468
Citi Trends, Inc.	7,770	181,663
Express, Inc. (a)	70,959	1,268,037
Group 1 Automotive, Inc.	15,583	1,326,892
Haverty Furniture Companies, Inc.	7,030	165,064
Outerwall, Inc. (b)	21,128	1,202,817
Rent-A-Center, Inc.	24,316	589,663
Select Comfort Corp. (a)	56,441	1,234,929
Shoe Carnival, Inc.	13,641	324,656
Stage Stores, Inc.	11,052	108,752
Stein Mart, Inc.	7,168	69,386
The Cato Corp. Class A (sub. vtg.)	13,796	469,478
		9,801,243
Textiles, Apparel & Luxury Goods - 1.4%
Culp, Inc.	2,660	85,306
Deckers Outdoor Corp. (a)	10,146	589,077
Movado Group, Inc.	43,642	1,127,273
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	4,235	567,829
Unifi, Inc. (a)	18,021	537,206
		2,906,691

TOTAL CONSUMER DISCRETIONARY		32,184,439

CONSUMER STAPLES - 4.7%
Beverages - 0.1%
National Beverage Corp. (a)	6,960	213,881
Food & Staples Retailing - 1.1%
Casey's General Stores, Inc.	9,884	1,017,261
Ingles Markets, Inc. Class A	24,376	1,165,904
SpartanNash Co.	5,509	142,408
Weis Markets, Inc.	1,553	64,838
		2,390,411
Food Products - 2.1%
Cal-Maine Foods, Inc. (b)	25,162	1,374,097
John B. Sanfilippo & Son, Inc.	5,244	268,807
Omega Protein Corp. (a)	75,187	1,275,923
Sanderson Farms, Inc. (b)	19,913	1,365,434
Seaboard Corp. (a)	29	89,291
Seneca Foods Corp. Class A (a)	3,113	82,028
		4,455,580
Household Products - 0.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	10,832	174,504
WD-40 Co.	4,415	393,244
		567,748
Personal Products - 0.5%
Nutraceutical International Corp. (a)	823	19,431
USANA Health Sciences, Inc. (a)	8,670	1,162,040
		1,181,471
Tobacco - 0.6%
Universal Corp.	26,121	1,294,818

TOTAL CONSUMER STAPLES		10,103,909

ENERGY - 4.8%
Energy Equipment & Services - 1.3%
Atwood Oceanics, Inc. (b)	39,763	588,890
Dril-Quip, Inc. (a)	17,513	1,019,607
Gulf Island Fabrication, Inc.	1,512	15,921
Matrix Service Co. (a)	54,745	1,230,120
		2,854,538
Oil, Gas & Consumable Fuels - 3.5%
Adams Resources & Energy, Inc.	259	10,619
Alon U.S.A. Energy, Inc.	57,681	1,042,296
Delek U.S. Holdings, Inc.	15,133	419,184
DHT Holdings, Inc.	96,876	718,820
Nordic American Tanker Shipping Ltd. (b)	55,391	841,943
Pacific Ethanol, Inc. (a)	56,565	367,107
Rex American Resources Corp. (a)	24,578	1,244,138
Ship Finance International Ltd. (NY Shares) (b)	4,209	68,396
Teekay Tankers Ltd.	179,741	1,240,213
Western Refining, Inc.	36,222	1,598,115
		7,550,831

TOTAL ENERGY		10,405,369

FINANCIALS - 23.9%
Banks - 6.3%
Arrow Financial Corp.	385	10,280
Banc of California, Inc.	2,178	26,724
BancFirst Corp.	2,529	159,580
Banner Corp.	5,652	269,996
BB&T Corp.	31,915	1,136,174
BNC Bancorp	912	20,274
Cardinal Financial Corp.	4,446	102,302
Central Pacific Financial Corp.	547	11,471
Chemical Financial Corp.	9,035	292,282
Community Trust Bancorp, Inc.	952	33,806
Fidelity Southern Corp.	7,165	151,468
First Bancorp, North Carolina	5,672	96,424
First Bancorp, Puerto Rico (a)	80,592	286,908
First Busey Corp.	1,777	35,309
First Interstate Bancsystem, Inc.	18,611	518,130
First Merchants Corp.	19,707	516,718
First Midwest Bancorp, Inc., Delaware	6,609	115,922
FNB Corp., Pennsylvania	3,901	50,518
Fulton Financial Corp.	112,416	1,360,234
Great Southern Bancorp, Inc.	2,487	107,687
Great Western Bancorp, Inc.	25,247	640,516
Guaranty Bancorp	7,915	130,360
Hancock Holding Co.	12,260	331,633
Heritage Commerce Corp.	1,139	12,916
Hilltop Holdings, Inc. (a)	36,541	723,877
IBERIABANK Corp.	886	51,574
International Bancshares Corp.	4,726	118,292
MainSource Financial Group, Inc.	1,920	39,091
Merchants Bancshares, Inc.	7,841	230,525
Preferred Bank, Los Angeles	485	15,326
PrivateBancorp, Inc.	36,960	1,416,677
Renasant Corp.	6,228	204,590
S&T Bancorp, Inc.	648	21,138
ServisFirst Bancshares, Inc.	3,412	141,700
Talmer Bancorp, Inc. Class A	12,559	209,107
Umpqua Holdings Corp.	59,265	966,020
United Community Bank, Inc.	22,759	465,194
Univest Corp. of Pennsylvania	1,211	23,275
Washington Trust Bancorp, Inc.	4,890	188,021
WesBanco, Inc.	3,907	122,875
Wilshire Bancorp, Inc.	78,935	829,607
Wintrust Financial Corp.	28,967	1,547,707
		13,732,228
Capital Markets - 2.0%
Diamond Hill Investment Group, Inc.	518	96,369
Financial Engines, Inc. (b)	43,331	1,276,965
HFF, Inc.	19,498	658,252
INTL FCStone, Inc. (a)	23,482	579,771
Investment Technology Group, Inc.	41,247	550,235
Manning & Napier, Inc. Class A	6,071	44,683
Oppenheimer Holdings, Inc. Class A (non-vtg.)	8,180	163,682
Piper Jaffray Companies (a)	25,604	926,097
Vector Capital Corp. rights (a)	5,673	0
		4,296,054
Consumer Finance - 1.5%
Credit Acceptance Corp. (a)(b)	3,823	752,634
Enova International, Inc. (a)	37,928	387,624
Nelnet, Inc. Class A	33,341	1,153,932
Regional Management Corp. (a)	8,601	133,316
Springleaf Holdings, Inc. (a)	3,108	135,882
World Acceptance Corp. (a)(b)	26,975	724,009
		3,287,397
Diversified Financial Services - 0.2%
Gain Capital Holdings, Inc.	20,484	149,124
Marlin Business Services Corp.	14,658	225,587
		374,711
Insurance - 4.1%
Amerisafe, Inc.	13,624	677,522
EMC Insurance Group	1,147	26,622
Employers Holdings, Inc.	5,631	125,515
Federated National Holding Co.	36,372	873,655
HCI Group, Inc.	17,692	685,919
Heritage Insurance Holdings, Inc. (a)	64,652	1,275,584
Horace Mann Educators Corp.	32,440	1,077,657
James River Group Holdings Ltd.	4,766	128,158
National General Holdings Corp.	6,946	133,988
Navigators Group, Inc. (a)	4,504	351,222
Safety Insurance Group, Inc.	3,291	178,208
Selective Insurance Group, Inc.	45,443	1,411,460
Symetra Financial Corp.	2,264	71,633
United Insurance Holdings Corp.	37,800	497,070
Universal Insurance Holdings, Inc.	47,555	1,404,775
		8,918,988
Real Estate Investment Trusts - 7.7%
AG Mortgage Investment Trust, Inc.	2,896	44,077
American Capital Mortgage Investment Corp.	44,200	651,508
Anworth Mortgage Asset Corp.	21,177	104,614
Apollo Commercial Real Estate Finance, Inc.	34,853	547,541
Apollo Residential Mortgage, Inc.	30,529	386,497
Ashford Hospitality Trust, Inc.	140,203	855,238
Capstead Mortgage Corp.	121,269	1,199,350
Coresite Realty Corp.	22,002	1,131,783
Dynex Capital, Inc.	4,574	30,005
EPR Properties	1,881	97,003
Extra Space Storage, Inc.	15,933	1,229,390
FelCor Lodging Trust, Inc.	35,483	250,865
First Industrial Realty Trust, Inc.	18,357	384,579
LTC Properties, Inc.	2,386	101,811
MFA Financial, Inc.	157,367	1,071,669
New Residential Investment Corp.	97,719	1,280,119
Pebblebrook Hotel Trust	4,722	167,395
PS Business Parks, Inc.	2,937	233,139
Resource Capital Corp.	1,358	15,169
RLJ Lodging Trust	24,100	609,007
Ryman Hospitality Properties, Inc.	27,477	1,352,693
Sovran Self Storage, Inc.	17,094	1,611,964
Strategic Hotel & Resorts, Inc. (a)	19,618	270,532
Sunstone Hotel Investors, Inc.	99,624	1,318,026
The GEO Group, Inc.	41,815	1,243,578
Xenia Hotels & Resorts, Inc.	29,854	521,251
		16,708,803
Real Estate Management & Development - 0.6%
Marcus & Millichap, Inc. (a)	26,212	1,205,490
Thrifts & Mortgage Finance - 1.5%
Brookline Bancorp, Inc., Delaware	2,130	21,598
Dime Community Bancshares, Inc.	7,574	128,001
Essent Group Ltd. (a)	19,888	494,217
EverBank Financial Corp.	2,486	47,980
Farmer Mac Class C (non-vtg.)	1,518	39,362
First Defiance Financial Corp.	2,869	104,891
Hingham Institution for Savings	297	34,461
Lendingtree, Inc. (a)	3,992	371,376
Northwest Bancshares, Inc.	64,715	841,295
Provident Financial Services, Inc.	1,765	34,418
Walker & Dunlop, Inc. (a)	5,124	133,634
Waterstone Financial, Inc.	9,579	129,125
WSFS Financial Corp.	33,496	965,020
		3,345,378

TOTAL FINANCIALS		51,869,049

HEALTH CARE - 17.2%
Biotechnology - 4.7%
ACADIA Pharmaceuticals, Inc. (a)	7,188	237,707
Achillion Pharmaceuticals, Inc. (a)(b)	1,523	10,524
Acorda Therapeutics, Inc. (a)	4,343	115,133
Adamas Pharmaceuticals, Inc. (a)	1,085	18,163
Alder Biopharmaceuticals, Inc. (a)	5,988	196,167
Alexion Pharmaceuticals, Inc. (a)	1,178	184,227
AMAG Pharmaceuticals, Inc. (a)(b)	6,922	275,011
Amicus Therapeutics, Inc. (a)	8,824	123,448
Anacor Pharmaceuticals, Inc. (a)	6,800	800,428
Anthera Pharmaceuticals, Inc. (a)	5,787	35,243
ARIAD Pharmaceuticals, Inc. (a)	5,588	32,634
Array BioPharma, Inc. (a)	2,569	11,715
Atara Biotherapeutics, Inc.	4,217	132,582
Biospecifics Technologies Corp. (a)	2,608	113,552
Celldex Therapeutics, Inc. (a)	4,474	47,156
Cepheid, Inc. (a)	11,239	508,003
Chimerix, Inc. (a)	3,444	131,561
Clovis Oncology, Inc. (a)	4,735	435,431
Concert Pharmaceuticals, Inc. (a)	7,983	149,841
Cytokinetics, Inc. (a)	19,829	132,656
Dyax Corp. (a)	13,616	259,929
Dynavax Technologies Corp. (a)	1,204	29,546
Eagle Pharmaceuticals, Inc. (a)(b)	2,801	207,358
Emergent BioSolutions, Inc. (a)	7,712	219,715
Enanta Pharmaceuticals, Inc. (a)(b)	4,897	176,978
Exact Sciences Corp. (a)(b)	6,702	120,569
Exelixis, Inc. (a)(b)	11,937	66,967
FibroGen, Inc.	6,748	147,916
Halozyme Therapeutics, Inc. (a)	7,523	101,034
Heron Therapeutics, Inc. (a)(b)	7,401	180,584
Ignyta, Inc. (a)	678	5,953
ImmunoGen, Inc. (a)	1,518	14,573
Infinity Pharmaceuticals, Inc. (a)	17,816	150,545
Insmed, Inc. (a)	2,639	49,006
Insys Therapeutics, Inc. (a)	6,772	192,731
Ironwood Pharmaceuticals, Inc. Class A (a)	5,762	60,040
Isis Pharmaceuticals, Inc. (a)(b)	3,987	161,155
Kite Pharma, Inc. (a)(b)	1,969	109,634
KYTHERA Biopharmaceuticals, Inc. (a)	181	13,571
La Jolla Pharmaceutical Co. (a)	4,320	120,053
Ligand Pharmaceuticals, Inc. Class B (a)	3,695	316,477
Merrimack Pharmaceuticals, Inc. (a)(b)	3,012	25,632
MiMedx Group, Inc. (a)(b)	25,391	245,023
Momenta Pharmaceuticals, Inc. (a)	1,570	25,764
Myriad Genetics, Inc. (a)(b)	11,710	438,891
Neurocrine Biosciences, Inc. (a)	8,454	336,385
NewLink Genetics Corp. (a)	5,408	193,823
Novavax, Inc. (a)	22,267	157,428
Ophthotech Corp. (a)	5,147	208,556
Opko Health, Inc. (a)(b)	11,114	93,469
PDL BioPharma, Inc.	41,523	208,861
Pfenex, Inc. (a)	8,134	122,091
Portola Pharmaceuticals, Inc. (a)	3,747	159,697
Progenics Pharmaceuticals, Inc. (a)	24,827	142,010
Prothena Corp. PLC (a)	1,938	87,869
PTC Therapeutics, Inc. (a)	676	18,049
Radius Health, Inc. (a)	2,628	182,147
Raptor Pharmaceutical Corp. (a)	158	956
Repligen Corp. (a)	9,451	263,210
Retrophin, Inc. (a)	7,845	158,940
Rigel Pharmaceuticals, Inc. (a)	4,489	11,088
Sarepta Therapeutics, Inc. (a)(b)	2,548	81,816
Sorrento Therapeutics, Inc. (a)	3,924	32,922
TESARO, Inc. (a)	963	38,616
Tobira Therapeutics, Inc. (a)(b)	2,474	23,899
Trevena, Inc. (a)	13,566	140,408
Ultragenyx Pharmaceutical, Inc. (a)	3,808	366,748
ZIOPHARM Oncology, Inc. (a)(b)	5,900	53,159
		10,212,973
Health Care Equipment & Supplies - 4.8%
Abiomed, Inc. (a)	4,179	387,644
Atrion Corp.	191	71,617
Cantel Medical Corp.	20,837	1,181,458
Cryolife, Inc.	4,128	40,165
Cyberonics, Inc. (a)	20,901	1,270,363
Exactech, Inc. (a)	4,966	86,557
Globus Medical, Inc. (a)	13,262	273,993
Greatbatch, Inc. (a)	21,203	1,196,273
ICU Medical, Inc. (a)	3,252	356,094
Inogen, Inc. (a)	12,221	593,330
Masimo Corp. (a)	34,332	1,323,842
Meridian Bioscience, Inc.	20,199	345,403
Merit Medical Systems, Inc. (a)	36,492	872,524
Natus Medical, Inc. (a)	25,900	1,021,755
NuVasive, Inc. (a)	8,027	387,062
SurModics, Inc. (a)	14,805	323,341
Symmetry Surgical, Inc. (a)	4,009	35,680
Thoratec Corp. (a)	3,179	201,104
Vascular Solutions, Inc. (a)	11,494	372,521
West Pharmaceutical Services, Inc.	1,102	59,640
		10,400,366
Health Care Providers & Services - 5.6%
Addus HomeCare Corp. (a)	1,651	51,429
Air Methods Corp. (a)	9,837	335,343
Alliance Healthcare Services, Inc. (a)	27,780	271,133
Amedisys, Inc. (a)	1,123	42,640
BioTelemetry, Inc. (a)	6,624	81,078
Centene Corp. (a)	18,686	1,013,342
Chemed Corp.	10,535	1,406,106
Corvel Corp. (a)	9,082	293,349
Hanger, Inc. (a)	957	13,053
HealthSouth Corp.	32,433	1,244,454
Healthways, Inc. (a)	2,815	31,303
LHC Group, Inc. (a)	1,126	50,411
Magellan Health Services, Inc. (a)	22,470	1,245,512
Molina Healthcare, Inc. (a)	20,357	1,401,579
National Healthcare Corp.	4,496	273,761
Owens & Minor, Inc.	6,204	198,156
PharMerica Corp. (a)	1,903	54,178
Providence Service Corp. (a)	13,368	582,577
RadNet, Inc. (a)	6,490	36,020
Select Medical Holdings Corp.	109,095	1,177,135
Surgical Care Affiliates, Inc. (a)	16,969	554,717
Team Health Holdings, Inc. (a)	24,791	1,339,458
Triple-S Management Corp. (a)	20,786	370,199
		12,066,933
Health Care Technology - 0.7%
HMS Holdings Corp. (a)	21,202	185,942
Omnicell, Inc. (a)	25,370	789,007
Quality Systems, Inc.	53,410	666,557
		1,641,506
Life Sciences Tools & Services - 0.6%
Affymetrix, Inc. (a)	19,660	167,896
Cambrex Corp. (a)	4,977	197,487
INC Research Holdings, Inc. Class A	4,868	194,720
Luminex Corp. (a)	11,969	202,396
PAREXEL International Corp. (a)	9,352	579,076
		1,341,575
Pharmaceuticals - 0.8%
Catalent, Inc. (a)	6,844	166,309
Cempra, Inc. (a)	351	9,772
Impax Laboratories, Inc. (a)	6,556	230,837
Intra-Cellular Therapies, Inc. (a)	179	7,167
Lannett Co., Inc. (a)(b)	5,618	233,259
Nektar Therapeutics (a)	8,405	92,119
Pacira Pharmaceuticals, Inc. (a)	2,453	100,818
Prestige Brands Holdings, Inc. (a)	5,576	251,812
Sucampo Pharmaceuticals, Inc. Class A (a)	9,873	196,177
Supernus Pharmaceuticals, Inc. (a)	12,695	178,111
The Medicines Company (a)	5,776	219,257
		1,685,638

TOTAL HEALTH CARE		37,348,991

INDUSTRIALS - 11.0%
Aerospace & Defense - 1.9%
Astronics Corp. (a)	21,918	886,145
Curtiss-Wright Corp.	19,999	1,248,338
Ducommun, Inc. (a)	1,042	20,913
Moog, Inc. Class A (a)	21,424	1,158,396
Teledyne Technologies, Inc. (a)	8,607	777,212
		4,091,004
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	30,145	1,041,811
Airlines - 0.7%
JetBlue Airways Corp. (a)	45,190	1,164,546
SkyWest, Inc.	20,197	336,886
		1,501,432
Building Products - 0.4%
American Woodmark Corp. (a)	9,440	612,373
Universal Forest Products, Inc.	4,503	259,733
		872,106
Commercial Services & Supplies - 2.6%
ABM Industries, Inc.	6,033	164,761
ACCO Brands Corp. (a)	72,007	509,089
ARC Document Solutions, Inc. (a)	19,683	117,114
Deluxe Corp.	25,231	1,406,376
Ennis, Inc.	5,889	102,233
G&K Services, Inc. Class A	6,205	413,377
Herman Miller, Inc.	19,223	554,391
HNI Corp.	11,361	487,387
Kimball International, Inc. Class B	65,257	617,331
Steelcase, Inc. Class A	6,436	118,487
Tetra Tech, Inc.	1,048	25,477
UniFirst Corp.	10,100	1,078,781
West Corp.	5,730	128,352
		5,723,156
Construction & Engineering - 0.5%
Argan, Inc.	33,484	1,161,225
Electrical Equipment - 0.0%
Allied Motion Technologies, Inc.	1,582	28,112
LSI Industries, Inc.	1,645	13,884
		41,996
Machinery - 1.4%
Alamo Group, Inc.	8,974	419,535
Federal Signal Corp.	14,621	200,454
Global Brass & Copper Holdings, Inc.	8,332	170,889
Hurco Companies, Inc.	6,479	170,009
Hyster-Yale Materials Handling Class A	11,190	647,118
Kadant, Inc.	10,482	408,903
Wabash National Corp. (a)	86,402	914,997
		2,931,905
Marine - 0.4%
Matson, Inc.	21,714	835,772
Professional Services - 1.9%
CRA International, Inc. (a)	1,587	34,247
Insperity, Inc.	28,231	1,240,188
Korn/Ferry International	38,877	1,285,662
Resources Connection, Inc.	41,125	619,754
RPX Corp. (a)	66,660	914,575
		4,094,426
Road & Rail - 0.7%
AMERCO	1,050	413,144
ArcBest Corp.	34,043	877,288
Con-way, Inc.	2,730	129,539
P.A.M. Transportation Services, Inc. (a)	651	21,516
		1,441,487

TOTAL INDUSTRIALS		23,736,320

INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 1.6%
Bel Fuse, Inc. Class B (non-vtg.)	234	4,549
Black Box Corp.	12,666	186,697
Communications Systems, Inc.	3,206	26,738
Comtech Telecommunications Corp.	4,156	85,655
InterDigital, Inc.	26,829	1,357,547
NETGEAR, Inc. (a)	4,244	123,797
Plantronics, Inc.	5,330	271,031
Polycom, Inc. (a)	127,577	1,337,007
		3,393,021
Electronic Equipment & Components - 4.7%
Benchmark Electronics, Inc. (a)	63,930	1,391,117
Coherent, Inc. (a)	7,852	429,504
Daktronics, Inc.	26,594	230,570
Insight Enterprises, Inc. (a)	317	8,194
KEMET Corp. (a)	4,185	7,700
Kimball Electronics, Inc. (a)	49,220	587,195
Mercury Systems, Inc. (a)	2,850	45,344
Methode Electronics, Inc. Class A	41,469	1,322,861
Multi-Fineline Electronix, Inc. (a)	6,238	104,175
Newport Corp. (a)	20,096	276,320
PC Connection, Inc.	1,477	30,618
Plexus Corp. (a)	8,182	315,662
Rofin-Sinar Technologies, Inc. (a)	9,188	238,245
Sanmina Corp. (a)	68,802	1,470,299
ScanSource, Inc. (a)	17,588	623,670
SYNNEX Corp.	17,530	1,491,102
Tech Data Corp. (a)	22,327	1,529,400
		10,101,976
Internet Software & Services - 1.0%
Constant Contact, Inc. (a)	51,574	1,250,154
DealerTrack Holdings, Inc. (a)	3,030	191,375
Global Sources Ltd. (a)	24,554	204,044
United Online, Inc. (a)	61,501	615,010
		2,260,583
IT Services - 4.2%
Blackhawk Network Holdings, Inc. (a)	17,488	741,316
CACI International, Inc. Class A (a)	828	61,247
Cardtronics, Inc. (a)	18,777	614,008
Computer Task Group, Inc.	7,197	44,549
Convergys Corp.	13,545	313,025
CSG Systems International, Inc.	43,603	1,342,972
ExlService Holdings, Inc. (a)	6,560	242,261
Hackett Group, Inc.	1,895	26,056
Higher One Holdings, Inc. (a)	25,751	50,729
Jack Henry & Associates, Inc.	14,951	1,040,739
Maximus, Inc.	26,624	1,585,725
NCI, Inc. Class A	6,914	91,749
Neustar, Inc. Class A (a)(b)	47,054	1,280,339
Science Applications International Corp.	20,574	827,281
Sykes Enterprises, Inc. (a)	4,948	126,174
Syntel, Inc. (a)	14,341	649,791
		9,037,961
Semiconductors & Semiconductor Equipment - 2.7%
Cabot Microelectronics Corp. (a)	25,869	1,002,165
Fairchild Semiconductor International, Inc. (a)	28,385	398,525
Integrated Device Technology, Inc. (a)	80,039	1,624,781
IXYS Corp.	22,676	253,064
Lattice Semiconductor Corp. (a)	214	824
MKS Instruments, Inc.	22,769	763,445
NeoPhotonics Corp. (a)	3,764	25,633
Photronics, Inc. (a)	16,494	149,436
PMC-Sierra, Inc. (a)	27,969	189,350
Sigma Designs, Inc. (a)	22,453	154,701
Tessera Technologies, Inc.	38,995	1,263,828
Xcerra Corp. (a)	15,943	100,122
		5,925,874
Software - 3.0%
Aspen Technology, Inc. (a)	40,649	1,541,004
AVG Technologies NV (a)	32,668	710,529
ePlus, Inc. (a)	4,366	345,220
Fleetmatics Group PLC (a)	2,527	124,050
Mentor Graphics Corp.	5,564	137,041
MicroStrategy, Inc. Class A (a)	4,051	795,900
Monotype Imaging Holdings, Inc.	20,108	438,757
Pegasystems, Inc.	28,162	693,067
Progress Software Corp. (a)	28,485	735,768
QAD, Inc.:
Class A	2,114	54,118
Class B	1,774	38,052
Qualys, Inc. (a)	21,977	625,465
Synchronoss Technologies, Inc. (a)	4,321	141,729
		6,380,700
Technology Hardware, Storage & Peripherals - 1.1%
QLogic Corp. (a)	110,035	1,127,859
Super Micro Computer, Inc. (a)	47,911	1,306,054
		2,433,913

TOTAL INFORMATION TECHNOLOGY		39,534,028

MATERIALS - 1.7%
Chemicals - 0.8%
A. Schulman, Inc.	5,586	181,377
FutureFuel Corp.	63,115	623,576
Innospec, Inc.	4,508	209,667
KMG Chemicals, Inc.	1,888	36,420
Minerals Technologies, Inc.	12,210	588,034
Stepan Co.	617	25,673
Tredegar Corp.	1,712	22,393
		1,687,140
Construction Materials - 0.0%
United States Lime & Minerals, Inc.	960	43,824
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	4,820	276,331
Berry Plastics Group, Inc. (a)	13,549	407,418
		683,749
Paper & Forest Products - 0.6%
P.H. Glatfelter Co.	1,305	22,472
Schweitzer-Mauduit International, Inc.	37,457	1,287,772
		1,310,244

TOTAL MATERIALS		3,724,957

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.1%
Atlantic Tele-Network, Inc.	2,657	196,432
IDT Corp. Class B	31,282	447,333
Inteliquent, Inc.	57,830	1,291,344
Vonage Holdings Corp. (a)	88,174	518,463
		2,453,572
Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications Co.	4,485	192,003
Spok Holdings, Inc.	2,453	40,376
		232,379

TOTAL TELECOMMUNICATION SERVICES		2,685,951

UTILITIES - 2.0%
Electric Utilities - 0.4%
Allete, Inc.	3,065	154,752
Cleco Corp.	3,143	167,333
IDACORP, Inc.	6,848	443,134
UIL Holdings Corp.	631	31,720
		796,939
Gas Utilities - 0.4%
New Jersey Resources Corp.	14,115	423,873
ONE Gas, Inc.	10,128	459,102
WGL Holdings, Inc.	618	35,640
		918,615
Independent Power and Renewable Electricity Producers - 0.5%
Black Hills Corp.	3,881	160,441
Ormat Technologies, Inc.	11,103	377,835
Talen Energy Corp. (a)	42,119	425,402
		963,678
Water Utilities - 0.7%
American States Water Co.	34,289	1,419,565
California Water Service Group	4,739	104,827
Consolidated Water Co., Inc.	1,594	18,490
Middlesex Water Co.	2,131	50,803
		1,593,685

TOTAL UTILITIES		4,272,917

TOTAL COMMON STOCKS
(Cost $206,275,336)		215,865,930

Money Market Funds - 7.2%
Fidelity Cash Central Fund, 0.18% (c)	893,948	893,948
Fidelity Securities Lending Cash Central Fund, 0.20% (c)(d)	14,782,663	14,782,663
TOTAL MONEY MARKET FUNDS
(Cost $15,676,611)		15,676,611
TOTAL INVESTMENT PORTFOLIO - 106.9%
(Cost $221,951,947)		231,542,541
NET OTHER ASSETS (LIABILITIES) - (6.9)%(e)		(14,939,661)
NET ASSETS - 100%		$216,602,880

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
5 ICE Russell 2000 Index Contracts (United States)	Dec. 2015	547,950	$(22,835)

The face value of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $27,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,550
Fidelity Securities Lending Cash Central Fund	130,004
Total	$136,554

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $222,912,095. Net unrealized appreciation aggregated $8,630,446 of which $29,705,683 related to appreciated investment securities and $21,075,237 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Emerging Markets Portfolio

September 30, 2015

1.864820.107
VIPEM-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 0.5%
Sydney Airport unit	234,069	$983,739
Bermuda - 2.2%
China Gas Holdings Ltd.	720,000	993,116
China Resource Gas Group Ltd.	350,000	903,329
Credicorp Ltd. (United States)	11,376	1,209,951
PAX Global Technology Ltd.	949,000	989,398

TOTAL BERMUDA		4,095,794

Brazil - 6.1%
BB Seguridade Participacoes SA	165,200	1,033,828
Brasil Foods SA	80,700	1,436,906
Cetip SA - Mercados Organizado	102,800	853,101
Cielo SA	133,632	1,235,704
FPC Par Corretora de Seguros	202,000	471,308
Kroton Educacional SA	542,000	1,054,060
Linx SA	64,700	718,073
Lojas Renner SA	192,500	893,429
Qualicorp SA	216,800	811,530
Smiles SA	98,100	743,575
Ultrapar Participacoes SA	66,900	1,127,234
Weg SA	243,080	947,304

TOTAL BRAZIL		11,326,052

British Virgin Islands - 0.5%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	51,400	894,360
Canada - 0.5%
Valeant Pharmaceuticals International, Inc. (Canada) (a)	5,000	892,469
Cayman Islands - 7.1%
Alibaba Group Holding Ltd. sponsored ADR	16,200	955,314
Baidu.com, Inc. sponsored ADR (a)	5,100	700,791
ENN Energy Holdings Ltd.	202,000	972,780
Fu Shou Yuan International Group Ltd.	1,132,000	712,707
Shenzhou International Group Holdings Ltd.	186,000	963,713
Sino Biopharmaceutical Ltd.	964,000	1,193,779
TAL Education Group ADR (a)	28,300	909,845
Tencent Holdings Ltd.	348,600	5,876,207
Vipshop Holdings Ltd. ADR (a)	50,100	841,680
Zhaopin Ltd. sponsored ADR (a)	11,042	142,442

TOTAL CAYMAN ISLANDS		13,269,258

China - 8.3%
Beijing Capital International Airport Co. Ltd. (H Shares)	942,000	880,502
China Life Insurance Co. Ltd. (H Shares)	674,000	2,348,471
China Pacific Insurance (Group) Co. Ltd. (H Shares)	377,600	1,408,580
Fuyao Glass Industries Group Co. Ltd. (a)	395,200	755,520
Inner Mongoli Yili Industries Co. Ltd.	334,900	813,396
Jiangsu Hengrui Medicine Co. Ltd.	129,844	945,929
Kweichow Moutai Co. Ltd.	30,772	924,301
PICC Property & Casualty Co. Ltd. (H Shares)	663,297	1,299,195
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	443,500	2,216,163
Shanghai International Airport Co. Ltd.	214,300	936,961
Weifu High-Technology Co. Ltd. (B Shares)	290,076	730,019
Zhengzhou Yutong Bus Co. Ltd.	285,850	846,479
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	175,000	1,302,181

TOTAL CHINA		15,407,697

Denmark - 0.4%
Novo Nordisk A/S Series B sponsored ADR	13,900	753,936
Egypt - 0.6%
Commercial International Bank SAE sponsored GDR	186,000	1,140,180
France - 1.5%
Ingenico SA	7,262	874,749
LVMH Moet Hennessy - Louis Vuitton SA	5,209	885,886
Safran SA	12,900	970,093

TOTAL FRANCE		2,730,728

Germany - 0.9%
Bayer AG	5,500	703,375
Wirecard AG (b)	21,600	1,030,721

TOTAL GERMANY		1,734,096

Hong Kong - 1.6%
AIA Group Ltd.	173,800	903,890
CSPC Pharmaceutical Group Ltd.	1,124,000	989,647
Techtronic Industries Co. Ltd.	271,000	1,010,303

TOTAL HONG KONG		2,903,840

India - 10.5%
Adani Ports & Special Economic Zone (a)	215,836	987,497
Amara Raja Batteries Ltd. (a)	52,154	822,694
Asian Paints India Ltd.	86,816	1,116,630
Axis Bank Ltd. (a)	117,245	890,509
Bharti Infratel Ltd. (a)	180,967	982,062
Colgate-Palmolive (India)	56,432	828,908
Exide Industries Ltd. (a)	358,947	855,054
HCL Technologies Ltd.	95,696	1,437,350
HDFC Bank Ltd. (a)	52,223	1,024,705
Housing Development Finance Corp. Ltd.	129,231	2,397,979
IndusInd Bank Ltd.	63,094	909,472
LIC Housing Finance Ltd.	143,578	1,032,204
Maruti Suzuki India Ltd. (a)	13,258	951,305
Sun Pharmaceutical Industries Ltd. (a)	114,379	1,515,828
Tata Consultancy Services Ltd.	48,938	1,937,436
Titan Co. Ltd. (a)	184,495	897,921
Zee Entertainment Enterprises Ltd.	169,975	1,022,504

TOTAL INDIA		19,610,058

Indonesia - 3.5%
PT ACE Hardware Indonesia Tbk	23,224,200	801,793
PT Bank Central Asia Tbk	1,554,000	1,304,702
PT Bank Rakyat Indonesia Tbk	1,804,340	1,068,342
PT Matahari Department Store Tbk	778,700	860,083
PT Media Nusantara Citra Tbk	6,922,700	777,435
PT Surya Citra Media Tbk	4,631,000	870,810
PT Tower Bersama Infrastructure Tbk (a)	1,874,600	838,301

TOTAL INDONESIA		6,521,466

Israel - 0.8%
Check Point Software Technologies Ltd. (a)	9,600	761,568
Teva Pharmaceutical Industries Ltd. sponsored ADR	13,800	779,148

TOTAL ISRAEL		1,540,716

Japan - 0.7%
Kansai Paint Co. Ltd.	52,000	707,222
Nippon Paint Holdings Co. Ltd.	38,400	671,608

TOTAL JAPAN		1,378,830

Kenya - 0.5%
Safaricom Ltd.	6,555,900	951,764
Korea (South) - 7.8%
AMOREPACIFIC Corp.	4,994	1,622,140
Coway Co. Ltd.	14,458	1,020,969
Hotel Shilla Co.	11,490	1,114,800
KEPCO Plant Service & Engineering Co. Ltd.	9,947	1,015,445
LG Household & Health Care Ltd.	1,848	1,331,493
NAVER Corp.	3,393	1,468,521
Samsung Electronics Co. Ltd.	7,177	6,866,495

TOTAL KOREA (SOUTH)		14,439,863

Luxembourg - 0.5%
Samsonite International SA	282,900	924,483
Mexico - 7.6%
Banregio Grupo Financiero S.A.B. de CV	141,277	755,822
Fomento Economico Mexicano S.A.B. de CV unit	195,400	1,748,496
Gruma S.A.B. de CV Series B	79,200	1,100,046
Grupo Aeroportuario del Pacifico SA de CV Series B	123,400	1,073,196
Grupo Aeroportuario del Sureste SA de CV Series B	78,355	1,197,140
Grupo Aeroportuario Norte S.A.B. de CV	187,000	927,207
Grupo Financiero Banorte S.A.B. de CV Series O	309,000	1,513,478
Grupo GICSA SA de CV (a)	913,400	768,330
Grupo Televisa SA de CV	269,500	1,406,095
Infraestructura Energetica Nova S.A.B. de CV	181,100	739,617
Megacable Holdings S.A.B. de CV unit	248,464	903,765
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	96,900	1,066,164
Tenedora Nemak SA de CV (a)	742,500	898,209

TOTAL MEXICO		14,097,565

Netherlands - 0.4%
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 11/06/2015 (a)(c)	137,500	708,913
Philippines - 4.3%
Ayala Corp.	63,310	1,039,922
GT Capital Holdings, Inc.	33,875	919,198
International Container Terminal Services, Inc.	479,570	769,507
Jollibee Food Corp.	230,690	953,633
Robinsons Land Corp.	1,491,200	909,242
SM Investments Corp.	61,655	1,175,641
SM Prime Holdings, Inc.	2,663,600	1,180,377
Universal Robina Corp.	277,570	1,141,595

TOTAL PHILIPPINES		8,089,115

Russia - 0.8%
Magnit OJSC (a)	8,615	1,529,680
South Africa - 7.1%
Alexander Forbes Group Holding	1,174,004	648,059
Aspen Pharmacare Holdings Ltd.	54,484	1,155,846
Bidvest Group Ltd.	52,825	1,243,466
Coronation Fund Managers Ltd.	135,000	636,010
Discovery Ltd.	111,464	1,107,200
FirstRand Ltd.	418,100	1,482,817
Imperial Holdings Ltd.	44	538
Mr Price Group Ltd.	64,913	904,009
Naspers Ltd. Class N	29,568	3,692,474
Sanlam Ltd.	285,400	1,231,513
Woolworths Holdings Ltd.	159,700	1,115,486

TOTAL SOUTH AFRICA		13,217,418

Spain - 0.5%
Amadeus IT Holding SA Class A	23,000	982,390
Switzerland - 0.9%
Compagnie Financiere Richemont SA Series A	11,344	882,688
Sika AG (Bearer)	240	740,981

TOTAL SWITZERLAND		1,623,669

Taiwan - 6.4%
Advantech Co. Ltd.	145,000	988,786
Catcher Technology Co. Ltd.	117,000	1,242,870
Giant Manufacturing Co. Ltd.	126,000	912,684
Largan Precision Co. Ltd.	16,000	1,241,400
Merida Industry Co. Ltd.	173,050	928,318
Taiwan Semiconductor Manufacturing Co. Ltd.	1,632,000	6,527,149

TOTAL TAIWAN		11,841,207

Thailand - 2.0%
Airports of Thailand PCL (For. Reg.)	151,100	1,172,326
Bangkok Dusit Medical Services PCL (For. Reg.)	1,529,900	781,147
Bumrungrad Hospital PCL (For. Reg.)	151,300	901,569
Thai Beverage PCL	1,763,200	850,129

TOTAL THAILAND		3,705,171

Turkey - 1.5%
Koc Holding A/S	237,000	924,389
TAV Havalimanlari Holding A/S	134,000	1,051,944
Tofas Turk Otomobil Fabrikasi A/S	136,418	809,395

TOTAL TURKEY		2,785,728

United Arab Emirates - 1.1%
DP World Ltd.	49,435	1,049,999
First Gulf Bank PJSC	275,613	1,046,803

TOTAL UNITED ARAB EMIRATES		2,096,802

United Kingdom - 2.8%
Al Noor Hospitals Group PLC	65,200	822,585
Integrated Diagnostics Holdings PLC (a)	156,300	976,875
InterContinental Hotel Group PLC	20,600	713,675
Mondi PLC	46,000	962,381
NMC Health PLC	65,100	820,339
Prudential PLC	41,603	877,679

TOTAL UNITED KINGDOM		5,173,534

United States of America - 6.9%
A.O. Smith Corp.	13,300	867,027
Apple, Inc.	8,500	937,550
China Biologic Products, Inc. (a)	10,600	952,092
Cognizant Technology Solutions Corp. Class A (a)	13,900	870,279
Ecolab, Inc.	8,100	888,732
Facebook, Inc. Class A (a)	8,200	737,180
Google, Inc. Class C	1,504	915,064
International Flavors & Fragrances, Inc.	7,800	805,428
MasterCard, Inc. Class A	10,100	910,212
McGraw Hill Financial, Inc.	9,600	830,400
Mettler-Toledo International, Inc. (a)	2,800	797,272
Moody's Corp.	8,500	834,700
PPG Industries, Inc.	8,200	719,058
Valspar Corp.	11,300	812,244
Visa, Inc. Class A	12,800	891,648

TOTAL UNITED STATES OF AMERICA		12,768,886

TOTAL COMMON STOCKS
(Cost $185,046,585)		180,119,407

Nonconvertible Preferred Stocks - 1.1%
Brazil - 1.1%
Ambev SA sponsored ADR
(Cost $2,913,466)	411,390	2,015,811

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 0.18% (d)	2,159,072	2,159,072
Fidelity Securities Lending Cash Central Fund, 0.20% (d)(e)	708,615	708,615
TOTAL MONEY MARKET FUNDS
(Cost $2,867,687)		2,867,687
TOTAL INVESTMENT PORTFOLIO - 99.4%
(Cost $190,827,738)		185,002,905
NET OTHER ASSETS (LIABILITIES) - 0.6%		1,151,752
NET ASSETS - 100%		$186,154,657

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $708,913 or 0.4% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,523
Fidelity Securities Lending Cash Central Fund	15,121
Total	$18,644

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$33,718,863	$19,035,217	$14,683,646	$--
Consumer Staples	15,342,901	10,784,572	4,558,329	--
Energy	1,127,234	1,127,234	--	--
Financials	38,003,043	15,563,500	22,439,543	--
Health Care	15,793,366	9,465,467	6,327,899	--
Industrials	22,353,343	12,475,816	9,877,527	--
Information Technology	41,991,215	25,223,675	16,767,540	--
Materials	7,424,284	4,928,824	2,495,460	--
Telecommunication Services	2,772,127	951,764	1,820,363	--
Utilities	3,608,842	739,617	2,869,225	--
Money Market Funds	2,867,687	2,867,687	--	--
Total Investments in Securities:	$185,002,905	$103,163,373	$81,839,532	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$872,995
Level 2 to Level 1	$13,363,867

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $191,485,326. Net unrealized depreciation aggregated $6,482,421, of which $16,716,642 related to appreciated investment securities and $23,199,063 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Index 500 Portfolio

September 30, 2015

1.808790.111
VIPIDX-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.4%
BorgWarner, Inc.	55,117	$2,292,316
Delphi Automotive PLC	69,251	5,265,846
Johnson Controls, Inc.	159,292	6,588,317
The Goodyear Tire & Rubber Co.	65,610	1,924,341
		16,070,820
Automobiles - 0.6%
Ford Motor Co.	949,074	12,878,934
General Motors Co.	351,048	10,538,461
Harley-Davidson, Inc. (a)	50,161	2,753,839
		26,171,234
Distributors - 0.1%
Genuine Parts Co.	36,920	3,060,299
Diversified Consumer Services - 0.0%
H&R Block, Inc. (a)	67,287	2,435,789
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp. unit	112,734	5,602,880
Chipotle Mexican Grill, Inc. (b)	7,584	5,462,376
Darden Restaurants, Inc.	27,764	1,902,945
Marriott International, Inc. Class A	48,566	3,312,201
McDonald's Corp.	229,369	22,599,728
Royal Caribbean Cruises Ltd.	41,781	3,722,269
Starbucks Corp.	361,463	20,545,557
Starwood Hotels & Resorts Worldwide, Inc.	41,494	2,758,521
Wyndham Worldwide Corp.	28,765	2,068,204
Wynn Resorts Ltd. (a)	19,783	1,050,873
Yum! Brands, Inc.	105,016	8,396,029
		77,421,583
Household Durables - 0.4%
D.R. Horton, Inc.	79,500	2,334,120
Garmin Ltd. (a)	28,830	1,034,420
Harman International Industries, Inc.	17,333	1,663,795
Leggett & Platt, Inc.	33,323	1,374,574
Lennar Corp. Class A (a)	42,361	2,038,835
Mohawk Industries, Inc. (b)	15,481	2,814,291
Newell Rubbermaid, Inc.	65,220	2,589,886
PulteGroup, Inc.	78,186	1,475,370
Whirlpool Corp.	19,098	2,812,371
		18,137,662
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (b)	93,403	47,812,062
Expedia, Inc.	24,366	2,867,391
Netflix, Inc. (b)	103,750	10,713,225
Priceline Group, Inc. (b)	12,348	15,272,747
TripAdvisor, Inc. (b)	27,499	1,732,987
		78,398,412
Leisure Products - 0.1%
Hasbro, Inc.	27,377	1,974,977
Mattel, Inc. (a)	82,466	1,736,734
		3,711,711
Media - 3.2%
Cablevision Systems Corp. - NY Group Class A	54,148	1,758,186
CBS Corp. Class B	108,231	4,318,417
Comcast Corp.:
Class A	515,036	29,295,248
Class A (special) (non-vtg.)	89,671	5,132,768
Discovery Communications, Inc.:
Class A (a)(b)	36,361	946,477
Class C (non-vtg.) (b)	62,791	1,525,193
Interpublic Group of Companies, Inc.	99,949	1,912,024
News Corp.:
Class A	92,789	1,170,997
Class B	26,254	336,576
Omnicom Group, Inc.	59,168	3,899,171
Scripps Networks Interactive, Inc. Class A (a)	22,942	1,128,517
Tegna, Inc.	55,181	1,235,503
The Walt Disney Co.	378,177	38,649,689
Time Warner Cable, Inc.	68,916	12,361,463
Time Warner, Inc.	198,627	13,655,606
Twenty-First Century Fox, Inc.:
Class A	297,348	8,022,449
Class B	105,015	2,842,756
Viacom, Inc. Class B (non-vtg.)	84,621	3,651,396
		131,842,436
Multiline Retail - 0.7%
Dollar General Corp.	71,762	5,198,439
Dollar Tree, Inc. (b)	57,163	3,810,486
Kohl's Corp.	48,191	2,231,725
Macy's, Inc.	80,608	4,136,803
Nordstrom, Inc.	33,924	2,432,690
Target Corp.	153,048	12,038,756
		29,848,899
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	17,831	3,379,509
AutoNation, Inc. (b)	19,063	1,109,085
AutoZone, Inc. (b)	7,519	5,442,478
Bed Bath & Beyond, Inc. (b)	41,304	2,355,154
Best Buy Co., Inc.	74,745	2,774,534
CarMax, Inc. (b)	50,667	3,005,566
GameStop Corp. Class A (a)	25,991	1,071,089
Gap, Inc.	57,936	1,651,176
Home Depot, Inc.	312,731	36,117,303
L Brands, Inc.	62,572	5,639,614
Lowe's Companies, Inc.	225,332	15,529,881
O'Reilly Automotive, Inc. (b)	24,209	6,052,250
Ross Stores, Inc.	100,775	4,884,564
Signet Jewelers Ltd.	19,384	2,638,744
Staples, Inc.	156,734	1,838,490
Tiffany & Co., Inc.	27,321	2,109,728
TJX Companies, Inc.	164,237	11,729,807
Tractor Supply Co.	33,077	2,789,053
Urban Outfitters, Inc. (a)(b)	23,092	678,443
		110,796,468
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc.	67,370	1,949,014
Fossil Group, Inc. (a)(b)	10,084	563,494
Hanesbrands, Inc.	98,019	2,836,670
Michael Kors Holdings Ltd. (b)	47,106	1,989,757
NIKE, Inc. Class B	165,095	20,301,732
PVH Corp.	20,103	2,049,300
Ralph Lauren Corp.	14,556	1,719,937
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	43,828	4,241,674
VF Corp.	82,933	5,656,860
		41,308,438

TOTAL CONSUMER DISCRETIONARY		539,203,751

CONSUMER STAPLES - 9.8%
Beverages - 2.3%
Brown-Forman Corp. Class B (non-vtg.)	25,842	2,504,090
Coca-Cola Enterprises, Inc.	51,328	2,481,709
Constellation Brands, Inc. Class A (sub. vtg.)	41,886	5,244,546
Dr. Pepper Snapple Group, Inc.	46,488	3,674,876
Molson Coors Brewing Co. Class B	38,490	3,195,440
Monster Beverage Corp. (b)	37,035	5,004,910
PepsiCo, Inc.	357,759	33,736,674
The Coca-Cola Co.	953,462	38,252,895
		94,095,140
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	107,033	15,473,761
CVS Health Corp.	271,423	26,186,891
Kroger Co.	236,581	8,533,477
Sysco Corp.	134,745	5,251,013
Wal-Mart Stores, Inc.	384,324	24,919,568
Walgreens Boots Alliance, Inc.	212,812	17,684,677
Whole Foods Market, Inc.	87,153	2,758,392
		100,807,779
Food Products - 1.7%
Archer Daniels Midland Co.	148,302	6,147,118
Campbell Soup Co. (a)	43,862	2,222,926
ConAgra Foods, Inc.	105,145	4,259,424
General Mills, Inc.	145,817	8,184,708
Hormel Foods Corp.	32,824	2,078,087
Kellogg Co.	62,000	4,126,100
Keurig Green Mountain, Inc.	29,265	1,525,877
McCormick & Co., Inc. (non-vtg.)	28,242	2,320,928
Mead Johnson Nutrition Co. Class A	49,375	3,476,000
Mondelez International, Inc.	392,419	16,430,584
The Hershey Co.	35,572	3,268,355
The J.M. Smucker Co.	25,063	2,859,438
The Kraft Heinz Co.	144,733	10,215,255
Tyson Foods, Inc. Class A	74,124	3,194,744
		70,309,544
Household Products - 1.8%
Clorox Co.	31,330	3,619,555
Colgate-Palmolive Co.	219,219	13,911,638
Kimberly-Clark Corp.	88,716	9,673,593
Procter & Gamble Co.	660,619	47,524,931
		74,729,717
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	55,006	4,437,884
Tobacco - 1.5%
Altria Group, Inc.	477,509	25,976,490
Philip Morris International, Inc.	377,290	29,930,416
Reynolds American, Inc.	201,866	8,936,608
		64,843,514

TOTAL CONSUMER STAPLES		409,223,578

ENERGY - 6.9%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	106,155	5,524,306
Cameron International Corp. (b)	46,641	2,860,026
Diamond Offshore Drilling, Inc. (a)	15,700	271,610
Ensco PLC Class A	57,415	808,403
FMC Technologies, Inc. (b)	55,886	1,732,466
Halliburton Co.	208,166	7,358,668
Helmerich & Payne, Inc. (a)	26,242	1,240,197
National Oilwell Varco, Inc.	93,473	3,519,258
Schlumberger Ltd.	308,188	21,255,726
Transocean Ltd. (United States) (a)	83,228	1,075,306
		45,645,966
Oil, Gas & Consumable Fuels - 5.8%
Anadarko Petroleum Corp.	123,722	7,471,572
Apache Corp.	92,055	3,604,874
Cabot Oil & Gas Corp.	100,779	2,203,029
Chesapeake Energy Corp. (a)	125,848	922,466
Chevron Corp.	458,279	36,149,048
Cimarex Energy Co.	23,004	2,357,450
Columbia Pipeline Group, Inc.	77,352	1,414,768
ConocoPhillips Co.	300,397	14,407,040
CONSOL Energy, Inc. (a)	55,772	546,566
Devon Energy Corp.	94,089	3,489,761
EOG Resources, Inc.	133,745	9,736,636
EQT Corp.	37,117	2,404,068
Exxon Mobil Corp.	1,015,430	75,497,221
Hess Corp.	58,725	2,939,774
Kinder Morgan, Inc.	437,737	12,116,560
Marathon Oil Corp.	164,922	2,539,799
Marathon Petroleum Corp.	130,576	6,049,586
Murphy Oil Corp. (a)	39,548	957,062
Newfield Exploration Co. (b)	39,689	1,305,768
Noble Energy, Inc.	103,521	3,124,264
Occidental Petroleum Corp.	186,053	12,307,406
ONEOK, Inc.	50,941	1,640,300
Phillips 66 Co.	116,612	8,960,466
Pioneer Natural Resources Co.	36,363	4,423,195
Range Resources Corp. (a)	41,247	1,324,854
Southwestern Energy Co. (a)(b)	93,627	1,188,127
Spectra Energy Corp.	163,504	4,295,250
Tesoro Corp.	29,979	2,915,158
The Williams Companies, Inc.	166,152	6,122,701
Valero Energy Corp.	121,067	7,276,127
		239,690,896

TOTAL ENERGY		285,336,862

FINANCIALS - 16.4%
Banks - 6.0%
Bank of America Corp.	2,549,516	39,721,459
BB&T Corp.	189,866	6,759,230
Citigroup, Inc.	733,019	36,365,073
Comerica, Inc.	43,333	1,780,986
Fifth Third Bancorp	195,624	3,699,250
Huntington Bancshares, Inc.	195,579	2,073,137
JPMorgan Chase & Co.	900,629	54,911,350
KeyCorp	204,784	2,664,240
M&T Bank Corp. (a)	32,449	3,957,156
Peoples United Financial, Inc. (a)	75,496	1,187,552
PNC Financial Services Group, Inc.	125,082	11,157,314
Regions Financial Corp.	322,669	2,907,248
SunTrust Banks, Inc.	126,165	4,824,550
U.S. Bancorp	403,143	16,532,894
Wells Fargo & Co.	1,137,665	58,419,098
Zions Bancorporation	49,724	1,369,399
		248,329,936
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (b)	13,220	2,260,488
Ameriprise Financial, Inc.	43,404	4,736,679
Bank of New York Mellon Corp.	269,482	10,550,220
BlackRock, Inc. Class A	31,200	9,281,064
Charles Schwab Corp.	291,571	8,327,268
E*TRADE Financial Corp. (b)	70,669	1,860,715
Franklin Resources, Inc.	94,178	3,509,072
Goldman Sachs Group, Inc.	98,042	17,035,778
Invesco Ltd.	104,410	3,260,724
Legg Mason, Inc.	26,718	1,111,736
Morgan Stanley	371,068	11,688,642
Northern Trust Corp.	53,307	3,633,405
State Street Corp.	99,392	6,680,136
T. Rowe Price Group, Inc.	62,398	4,336,661
		88,272,588
Consumer Finance - 0.8%
American Express Co.	207,275	15,365,296
Capital One Financial Corp.	132,103	9,580,110
Discover Financial Services	106,015	5,511,720
Navient Corp.	91,092	1,023,874
		31,481,000
Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc. Class B (b)	456,249	59,494,870
CME Group, Inc.	82,257	7,628,514
IntercontinentalExchange, Inc.	26,909	6,323,346
Leucadia National Corp.	82,140	1,664,156
McGraw Hill Financial, Inc.	66,365	5,740,573
Moody's Corp.	42,440	4,167,608
The NASDAQ OMX Group, Inc.	28,799	1,535,851
		86,554,918
Insurance - 2.7%
ACE Ltd.	78,860	8,154,124
AFLAC, Inc.	104,891	6,097,314
Allstate Corp.	97,511	5,679,041
American International Group, Inc.	315,114	17,904,777
Aon PLC (a)	68,202	6,043,379
Assurant, Inc.	16,273	1,285,730
Cincinnati Financial Corp.	35,967	1,935,025
Genworth Financial, Inc. Class A (b)	121,142	559,676
Hartford Financial Services Group, Inc.	101,032	4,625,245
Lincoln National Corp.	61,117	2,900,613
Loews Corp.	69,856	2,524,596
Marsh & McLennan Companies, Inc.	129,075	6,740,297
MetLife, Inc.	272,006	12,825,083
Principal Financial Group, Inc.	66,758	3,160,324
Progressive Corp.	142,698	4,372,267
Prudential Financial, Inc.	109,837	8,370,678
The Chubb Corp.	55,278	6,779,847
The Travelers Companies, Inc.	75,791	7,543,478
Torchmark Corp.	28,338	1,598,263
Unum Group	60,077	1,927,270
XL Group PLC Class A	73,626	2,674,096
		113,701,123
Real Estate Investment Trusts - 2.6%
American Tower Corp.	103,086	9,069,506
Apartment Investment & Management Co. Class A	38,061	1,409,018
AvalonBay Communities, Inc.	32,367	5,658,399
Boston Properties, Inc.	37,402	4,428,397
Crown Castle International Corp.	81,284	6,410,869
Equinix, Inc.	13,872	3,792,605
Equity Residential (SBI)	88,669	6,660,815
Essex Property Trust, Inc.	16,011	3,577,178
General Growth Properties, Inc.	142,358	3,697,037
HCP, Inc.	112,659	4,196,548
Host Hotels & Resorts, Inc.	182,929	2,892,107
Iron Mountain, Inc.	46,724	1,449,378
Kimco Realty Corp.	100,615	2,458,024
Plum Creek Timber Co., Inc. (a)	42,554	1,681,309
Prologis, Inc.	127,646	4,965,429
Public Storage	35,806	7,577,624
Realty Income Corp.	57,200	2,710,708
Simon Property Group, Inc.	75,354	13,844,037
SL Green Realty Corp.	24,260	2,623,962
The Macerich Co.	32,774	2,517,699
Ventas, Inc.	80,978	4,539,627
Vornado Realty Trust	43,152	3,901,804
Welltower, Inc.	85,698	5,803,469
Weyerhaeuser Co.	125,227	3,423,706
		109,289,255
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	70,594	2,259,008
Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	117,355	1,193,500

TOTAL FINANCIALS		681,081,328

HEALTH CARE - 14.6%
Biotechnology - 3.0%
Alexion Pharmaceuticals, Inc. (b)	55,078	8,613,648
Amgen, Inc.	184,665	25,542,863
Baxalta, Inc.	131,896	4,156,043
Biogen, Inc. (b)	57,273	16,712,834
Celgene Corp. (b)	192,529	20,825,862
Gilead Sciences, Inc.	357,422	35,095,266
Regeneron Pharmaceuticals, Inc. (b)	18,831	8,759,051
Vertex Pharmaceuticals, Inc. (b)	59,584	6,205,078
		125,910,645
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	362,983	14,599,176
Baxter International, Inc.	132,861	4,364,484
Becton, Dickinson & Co.	51,205	6,792,855
Boston Scientific Corp. (b)	327,308	5,371,124
C.R. Bard, Inc.	18,070	3,366,622
DENTSPLY International, Inc.	34,049	1,721,858
Edwards Lifesciences Corp. (b)	26,185	3,722,721
Intuitive Surgical, Inc. (b)	9,016	4,143,573
Medtronic PLC	344,412	23,054,939
St. Jude Medical, Inc.	68,616	4,328,983
Stryker Corp.	77,034	7,248,899
Varian Medical Systems, Inc. (b)	24,042	1,773,819
Zimmer Biomet Holdings, Inc.	41,603	3,907,770
		84,396,823
Health Care Providers & Services - 2.8%
Aetna, Inc.	84,898	9,288,690
AmerisourceBergen Corp.	50,021	4,751,495
Anthem, Inc.	63,707	8,918,980
Cardinal Health, Inc.	79,725	6,124,475
Cigna Corp.	62,710	8,467,104
DaVita HealthCare Partners, Inc. (b)	41,462	2,998,946
Express Scripts Holding Co. (b)	164,568	13,323,425
HCA Holdings, Inc. (b)	77,859	6,023,172
Henry Schein, Inc. (b)	20,311	2,695,676
Humana, Inc.	36,079	6,458,141
Laboratory Corp. of America Holdings (b)	24,500	2,657,515
McKesson Corp.	56,600	10,472,698
Patterson Companies, Inc.	21,148	914,651
Quest Diagnostics, Inc.	34,961	2,149,053
Tenet Healthcare Corp. (b)	24,248	895,236
UnitedHealth Group, Inc.	232,231	26,941,118
Universal Health Services, Inc. Class B	22,341	2,788,380
		115,868,755
Health Care Technology - 0.1%
Cerner Corp. (b)	74,795	4,484,708
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	80,710	2,770,774
PerkinElmer, Inc.	27,613	1,269,093
Thermo Fisher Scientific, Inc.	97,048	11,867,029
Waters Corp. (b)	20,036	2,368,456
		18,275,352
Pharmaceuticals - 6.2%
AbbVie, Inc.	403,127	21,934,140
Allergan PLC (b)	95,866	26,057,337
Bristol-Myers Squibb Co.	406,105	24,041,416
Eli Lilly & Co.	237,578	19,882,903
Endo Health Solutions, Inc. (b)	50,718	3,513,743
Johnson & Johnson	674,390	62,954,307
Mallinckrodt PLC (b)	28,567	1,826,574
Merck & Co., Inc.	685,965	33,879,811
Mylan N.V. (a)	100,559	4,048,505
Perrigo Co. PLC	35,625	5,602,744
Pfizer, Inc.	1,502,000	47,177,820
Zoetis, Inc. Class A	111,792	4,603,595
		255,522,895

TOTAL HEALTH CARE		604,459,178

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.7%
General Dynamics Corp.	73,881	10,191,884
Honeywell International, Inc.	190,391	18,028,124
L-3 Communications Holdings, Inc.	19,564	2,044,829
Lockheed Martin Corp.	65,040	13,483,442
Northrop Grumman Corp.	45,638	7,573,626
Precision Castparts Corp.	33,486	7,692,069
Raytheon Co.	73,926	8,077,155
Rockwell Collins, Inc.	32,091	2,626,327
Textron, Inc.	67,320	2,533,925
The Boeing Co.	155,556	20,370,058
United Technologies Corp.	201,714	17,950,529
		110,571,968
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	34,534	2,340,715
Expeditors International of Washington, Inc.	46,068	2,167,499
FedEx Corp.	63,968	9,210,113
United Parcel Service, Inc. Class B	170,100	16,787,169
		30,505,496
Airlines - 0.6%
American Airlines Group, Inc.	163,616	6,353,209
Delta Air Lines, Inc.	193,712	8,691,857
Southwest Airlines Co.	160,580	6,108,463
United Continental Holdings, Inc. (b)	92,000	4,880,600
		26,034,129
Building Products - 0.1%
Allegion PLC	23,334	1,345,438
Masco Corp.	83,766	2,109,228
		3,454,666
Commercial Services & Supplies - 0.4%
ADT Corp. (a)	41,386	1,237,441
Cintas Corp.	21,741	1,864,291
Pitney Bowes, Inc.	49,175	976,124
Republic Services, Inc.	58,633	2,415,680
Stericycle, Inc. (b)	20,660	2,878,145
Tyco International Ltd.	102,656	3,434,870
Waste Management, Inc.	102,431	5,102,088
		17,908,639
Construction & Engineering - 0.1%
Fluor Corp.	35,300	1,494,955
Jacobs Engineering Group, Inc. (b)	30,150	1,128,515
Quanta Services, Inc. (a)(b)	49,721	1,203,745
		3,827,215
Electrical Equipment - 0.5%
AMETEK, Inc.	58,977	3,085,677
Eaton Corp. PLC	113,855	5,840,762
Emerson Electric Co.	160,040	7,068,967
Rockwell Automation, Inc.	32,660	3,314,010
		19,309,416
Industrial Conglomerates - 2.4%
3M Co.	152,151	21,570,447
Danaher Corp.	144,818	12,339,942
General Electric Co.	2,458,890	62,013,206
Roper Industries, Inc.	24,516	3,841,657
		99,765,252
Machinery - 1.2%
Caterpillar, Inc. (a)	146,766	9,592,626
Cummins, Inc.	40,463	4,393,473
Deere & Co.	75,926	5,618,524
Dover Corp.	38,106	2,178,901
Flowserve Corp.	32,481	1,336,268
Illinois Tool Works, Inc.	80,242	6,604,719
Ingersoll-Rand PLC	64,624	3,280,960
Joy Global, Inc. (a)	23,687	353,647
PACCAR, Inc.	86,449	4,510,044
Parker Hannifin Corp.	33,711	3,280,080
Pentair PLC	43,851	2,238,155
Snap-On, Inc.	14,167	2,138,367
Stanley Black & Decker, Inc.	37,320	3,619,294
Xylem, Inc.	44,202	1,452,036
		50,597,094
Professional Services - 0.2%
Dun & Bradstreet Corp.	8,794	923,370
Equifax, Inc.	28,797	2,798,492
Nielsen Holdings PLC (a)	89,345	3,973,172
Robert Half International, Inc.	32,756	1,675,797
		9,370,831
Road & Rail - 0.9%
CSX Corp.	239,580	6,444,702
J.B. Hunt Transport Services, Inc.	22,366	1,596,932
Kansas City Southern	26,877	2,442,582
Norfolk Southern Corp.	73,400	5,607,760
Ryder System, Inc. (a)	12,999	962,446
Union Pacific Corp.	211,318	18,682,624
		35,737,046
Trading Companies & Distributors - 0.2%
Fastenal Co. (a)	70,667	2,587,119
United Rentals, Inc. (b)	23,226	1,394,721
W.W. Grainger, Inc. (a)	14,782	3,178,278
		7,160,118

TOTAL INDUSTRIALS		414,241,870

INFORMATION TECHNOLOGY - 20.3%
Communications Equipment - 1.5%
Cisco Systems, Inc.	1,238,620	32,513,775
F5 Networks, Inc. (b)	17,292	2,002,414
Harris Corp.	30,216	2,210,300
Juniper Networks, Inc.	86,134	2,214,505
Motorola Solutions, Inc. (a)	39,155	2,677,419
QUALCOMM, Inc.	382,651	20,559,838
		62,178,251
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	75,290	3,836,778
Corning, Inc.	298,565	5,111,433
FLIR Systems, Inc.	34,156	956,026
TE Connectivity Ltd.	97,997	5,869,040
		15,773,277
Internet Software & Services - 3.8%
Akamai Technologies, Inc. (b)	43,503	3,004,317
eBay, Inc. (b)	272,953	6,670,971
Facebook, Inc. Class A (b)	550,338	49,475,386
Google, Inc.:
Class A (b)	70,599	45,068,284
Class C	72,034	43,826,926
VeriSign, Inc. (a)(b)	24,323	1,716,231
Yahoo!, Inc. (b)	210,926	6,097,871
		155,859,986
IT Services - 3.7%
Accenture PLC Class A	152,002	14,935,717
Alliance Data Systems Corp. (b)	14,961	3,874,600
Automatic Data Processing, Inc.	113,444	9,116,360
Cognizant Technology Solutions Corp. Class A (b)	148,445	9,294,141
Computer Sciences Corp.	33,689	2,067,831
Fidelity National Information Services, Inc.	68,577	4,600,145
Fiserv, Inc. (b)	57,129	4,947,943
IBM Corp.	219,471	31,816,711
MasterCard, Inc. Class A	243,052	21,903,846
Paychex, Inc. (a)	78,292	3,729,048
PayPal Holdings, Inc. (b)	270,099	8,383,873
Teradata Corp. (a)(b)	34,485	998,686
The Western Union Co.	124,554	2,286,811
Total System Services, Inc.	41,215	1,872,397
Visa, Inc. Class A	475,242	33,105,358
Xerox Corp.	244,677	2,380,707
		155,314,174
Semiconductors & Semiconductor Equipment - 2.4%
Altera Corp.	73,674	3,689,594
Analog Devices, Inc.	76,393	4,309,329
Applied Materials, Inc.	292,399	4,295,341
Avago Technologies Ltd.	63,276	7,910,133
Broadcom Corp. Class A	136,139	7,001,629
First Solar, Inc. (b)	18,430	787,883
Intel Corp.	1,157,792	34,895,851
KLA-Tencor Corp.	38,365	1,918,250
Lam Research Corp.	38,525	2,516,838
Linear Technology Corp.	58,391	2,356,077
Microchip Technology, Inc. (a)	51,409	2,215,214
Micron Technology, Inc. (b)	262,156	3,927,097
NVIDIA Corp.	124,705	3,073,978
Qorvo, Inc. (b)	36,417	1,640,586
Skyworks Solutions, Inc.	46,452	3,911,723
Texas Instruments, Inc.	249,967	12,378,366
Xilinx, Inc.	62,994	2,670,946
		99,498,835
Software - 4.0%
Activision Blizzard, Inc.	122,507	3,784,241
Adobe Systems, Inc. (b)	121,197	9,964,817
Autodesk, Inc. (b)	55,089	2,431,628
CA Technologies, Inc.	76,308	2,083,208
Citrix Systems, Inc. (b)	39,137	2,711,411
Electronic Arts, Inc. (b)	75,923	5,143,783
Intuit, Inc.	67,536	5,993,820
Microsoft Corp.	1,947,833	86,211,089
Oracle Corp.	792,008	28,607,329
Red Hat, Inc. (b)	44,686	3,212,030
Salesforce.com, Inc. (b)	151,093	10,490,387
Symantec Corp.	166,624	3,244,169
		163,877,912
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	1,388,844	153,189,496
EMC Corp.	468,749	11,324,976
Hewlett-Packard Co.	439,935	11,266,735
NetApp, Inc.	73,082	2,163,227
SanDisk Corp.	49,789	2,705,036
Seagate Technology LLC (a)	73,558	3,295,398
Western Digital Corp.	56,112	4,457,537
		188,402,405

TOTAL INFORMATION TECHNOLOGY		840,904,840

MATERIALS - 2.8%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	47,121	6,011,697
Airgas, Inc.	16,363	1,461,707
CF Industries Holdings, Inc.	56,757	2,548,389
E.I. du Pont de Nemours & Co.	220,365	10,621,593
Eastman Chemical Co.	36,206	2,343,252
Ecolab, Inc.	64,680	7,096,690
FMC Corp.	32,541	1,103,465
International Flavors & Fragrances, Inc.	19,626	2,026,581
LyondellBasell Industries NV Class A	90,768	7,566,420
Monsanto Co.	113,937	9,723,384
PPG Industries, Inc.	65,932	5,781,577
Praxair, Inc.	69,768	7,106,568
Sherwin-Williams Co.	19,296	4,298,763
Sigma Aldrich Corp.	29,086	4,040,627
The Dow Chemical Co.	282,045	11,958,708
The Mosaic Co.	82,112	2,554,504
		86,243,925
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	16,317	2,479,368
Vulcan Materials Co.	32,436	2,893,291
		5,372,659
Containers & Packaging - 0.2%
Avery Dennison Corp.	22,269	1,259,757
Ball Corp.	33,649	2,092,968
Owens-Illinois, Inc. (b)	39,154	811,271
Sealed Air Corp.	50,131	2,350,141
WestRock Co.	63,771	3,280,380
		9,794,517
Metals & Mining - 0.3%
Alcoa, Inc.	318,990	3,081,443
Freeport-McMoRan, Inc.	276,888	2,683,045
Newmont Mining Corp.	128,846	2,070,555
Nucor Corp.	77,836	2,922,742
		10,757,785
Paper & Forest Products - 0.1%
International Paper Co.	101,737	3,844,641

TOTAL MATERIALS		116,013,527

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	1,498,018	48,805,426
CenturyLink, Inc.	137,110	3,444,203
Frontier Communications Corp.	284,506	1,351,404
Level 3 Communications, Inc. (b)	70,194	3,066,776
Verizon Communications, Inc.	990,161	43,081,905
		99,749,714
UTILITIES - 3.1%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	119,471	6,793,121
Duke Energy Corp.	167,636	12,059,734
Edison International	79,348	5,004,478
Entergy Corp.	43,722	2,846,302
Eversource Energy	77,244	3,910,091
Exelon Corp.	209,839	6,232,218
FirstEnergy Corp.	102,884	3,221,298
NextEra Energy, Inc.	112,095	10,934,867
Pepco Holdings, Inc.	61,729	1,495,076
Pinnacle West Capital Corp.	26,988	1,731,010
PPL Corp.	163,165	5,366,497
Southern Co.	221,238	9,889,339
Xcel Energy, Inc.	123,526	4,374,056
		73,858,087
Gas Utilities - 0.0%
AGL Resources, Inc.	29,246	1,785,176
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	80,528	1,195,841
The AES Corp.	166,296	1,628,038
		2,823,879
Multi-Utilities - 1.2%
Ameren Corp.	59,091	2,497,777
CenterPoint Energy, Inc.	104,786	1,890,339
CMS Energy Corp.	67,380	2,379,862
Consolidated Edison, Inc.	71,326	4,768,143
Dominion Resources, Inc.	144,742	10,186,942
DTE Energy Co.	43,710	3,512,973
NiSource, Inc.	77,412	1,435,993
PG&E Corp.	119,132	6,290,170
Public Service Enterprise Group, Inc.	123,198	5,194,028
SCANA Corp.	34,806	1,958,186
Sempra Energy	57,359	5,547,762
TECO Energy, Inc.	57,292	1,504,488
WEC Energy Group, Inc.	76,882	4,014,778
		51,181,441

TOTAL UTILITIES		129,648,583

TOTAL COMMON STOCKS
(Cost $2,165,545,663)		4,119,863,231
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.3% 3/31/16 to 5/26/16 (c)
(Cost $3,495,170)	3,500,000	3,498,325
	Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 0.18% (d)	19,764,626	$19,764,626
Fidelity Securities Lending Cash Central Fund, 0.20% (d)(e)	70,423,158	70,423,158
TOTAL MONEY MARKET FUNDS
(Cost $90,187,784)		90,187,784
TOTAL INVESTMENT PORTFOLIO - 101.6%
(Cost $2,259,228,617)		4,213,549,340
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(67,189,078)
NET ASSETS - 100%		$4,146,360,262

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
37 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	3,531,095	$(49,311)
52 CME S&P 500 Index Contracts (United States)	Dec. 2015	24,813,100	(234,724)
TOTAL FUTURES CONTRACTS			$(284,035)

The face value of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,599,193.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$61,243
Fidelity Securities Lending Cash Central Fund	234,796
Total	$296,039

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$539,203,751	$539,203,751	$--	$--
Consumer Staples	409,223,578	409,223,578	--	--
Energy	285,336,862	285,336,862	--	--
Financials	681,081,328	681,081,328	--	--
Health Care	604,459,178	604,459,178	--	--
Industrials	414,241,870	414,241,870	--	--
Information Technology	840,904,840	840,904,840	--	--
Materials	116,013,527	116,013,527	--	--
Telecommunication Services	99,749,714	99,749,714	--	--
Utilities	129,648,583	129,648,583	--	--
U.S. Government and Government Agency Obligations	3,498,325	--	3,498,325	--
Money Market Funds	90,187,784	90,187,784	--	--
Total Investments in Securities:	$4,213,549,340	$4,210,051,015	$3,498,325	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(284,035)	$(284,035)	$--	$--
Total Liabilities	$(284,035)	$(284,035)	$--	$--
Total Derivative Instruments:	$(284,035)	$(284,035)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $2,266,444,548. Net unrealized appreciation aggregated $1,947,104,792, of which $2,112,676,544 related to appreciated investment securities and $165,571,752 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 27, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 27, 2015